Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2026 through the date the unaudited condensed consolidated financial statement is issued, and concluded there were no other material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.